Basis of Presentation - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims	$ 115	$ 131